Quarterly Financial Data (Unaudited) (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended
	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014
Quarterly Financial Data [Abstract]
Unusual or infrequent item, net (gain) loss, net of tax	$ 166	$ 43	$ (20)	$ (17)	$ 65	$ 39	$ 21	$ 25